Other provisions - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) restructuringProgramme company	Dec. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Discount on the provisions	£ 24	£ 18
Provision used, other provisions	1,651
Short term legal proceedings	£ 189
Number of major restructuring programmes | restructuringProgramme	2
Number of companies split into | company	2
Pension augmentations arising from staff redundancies	£ 2
Disabled employees
Disclosure of other provisions [line items]
Provision for employee benefits	41	46
Zantac
Disclosure of other provisions [line items]
Payment made against legal dispute	1,195
Legal and other disputes
Disclosure of other provisions [line items]
Charges on other provisions	137
Provision used, other provisions	1,313
Major restructuring provisions
Disclosure of other provisions [line items]
Discount on the provisions	£ 1	£ 1